Note 21. Stock-Based Compensation (Detail) - Stock Option Activity - United States Dollar Options: (United States Dollar Option [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
United States Dollar Option [Member]
Outstanding, Number	157	802
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.72	$ 15.88
Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days	4 years 219 days
Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 8	$ 15
Cancelled or forfeited, Number	(1)	(645)
Cancelled or forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 15.91	$ 15.91
Vested and expected to vest, Number	157
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	$ 15.72
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)	8
Exercisable, Number	157
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 15.72
Exercisable, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Exercisable, Aggregate Intrinsic Value (in Dollars)	8
Outstanding, Number	156	157	802
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.73	$ 15.72	$ 15.88
Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days	4 years 219 days
Outstanding, Aggregate Intrinsic Value (in Dollars)	1	8	15
Vested and expected to vest, Number	156	157
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	$ 15.73	$ 15.72
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)	1	8
Exercisable, Number	156	157
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 15.73	$ 15.72
Exercisable, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 1	$ 8